UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-23568

Gabelli ETFs Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Growth Innovators ETF

Semiannual Report — June 30, 2021

(Y)our Portfolio Management Team

Howard F. Ward, CFA	Christopher D. Ward, CFA
Portfolio Manager	Portfolio Manager
BA, Northwestern University	BA, Boston College

To Our Shareholders,

For the period ended June 30, 2021, the net asset value (NAV) total return of Gabelli Growth Innovators (the Fund) was 0.6% compared with a total return of 3.2% for the Nasdaq Composite Index. The total return based on the Fund’s Market Price was 0.7%. The Fund’s NAV per share was $25.16, while the price of the publicly traded shares closed at $25.18 on the New York Stock Exchange (NYSE) Arca. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli. com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Cumulative Returns through June 30, 2021 (a) (Unaudited)

Since Inception (2/12/21) (b)
Gabelli Growth Innovators ETF (GGRW)
NAV Total Return	0.63%
Investment Total Return	0.72
Nasdaq Composite Index (c)	3.18

(a)	The Fund’s fiscal year ends on December 31.

(b)	The Fund first issued shares February 12, 2021, and shares commenced trading on the NYSE ARCA February 16, 2021.

(c)	The Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of the Gabelli Growth Innovators ETF dated February 11, 2021, the gross expense ratio for the Fund is 0.90%. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

●	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

●	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared with other ETFs because it provides less information to traders.

●	These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the ActiveShares prospectus/registration statement.

Gabelli Growth Innovators ETF
Disclosure of Fund Expenses (Unaudited)
For the Period from February 16, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the period ended June 30, 2021, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02/12/21	Ending Account Value 06/30/21	Annualized Expense Ratio	Expenses Paid During Period
Gabelli Growth Innovators ETF
Actual Fund Return
	$1,000.00	$1,006.30	0.90%	$3.44	(1)
Hypothetical 5% Return
	$1,000.00	$1,020.33	0.90%	$4.51	(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception February 12, 2021 through June 30, 2021 (139 days), then divided by 365.
(2)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

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Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2021:

GABELLI GROWTH INNOVATORS ETF

Computer Software and Services	23.2%
Semiconductors	18.4%
Technology Services	12.4%
Consumer Services	10.5%
Financial Services	10.4%
Health Care	9.3%
Consumer Discretionary	4.0%
Entertainment	3.8%
Automotive: Parts and Accessories	2.5%
Equipment and Supplies	2.1%
Transportation	1.8%
Diversified Industrial	1.6%
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount greater than (0.05)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

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Gabelli Growth Innovators ETF
Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 100.0%

	Automotive: Parts and Accessories – 2.5%
599	Aptiv plc†	$91,758	$94,241

	Computer Software and Services – 23.2%
117	Adobe Inc.†	60,878	68,520
530	Anaplan Inc.†	33,019	28,249
1,473	Cloudflare Inc., Cl. A†	117,791	155,902
487	Crowdstrike Holdings Inc., Cl. A†	111,910	122,388
646	Microsoft Corp.	154,176	175,001
216	ServiceNow Inc.†	120,686	118,703
337	Snowflake Inc., Cl. A†	93,179	81,487
157	Workday Inc., Cl. A†	39,552	37,482
1,686	ZoomInfo Technologies Inc., Cl. A†	81,418	87,959
		812,609	875,691
	Consumer Discretionary – 4.0%
791	Activision Blizzard Inc.	78,579	75,493
132	Sea Ltd., ADR†	36,861	36,247
228	Take-Two Interactive Software Inc.†	42,990	40,361
		158,430	152,101
	Consumer Services – 10.5%
105	Amazon.com Inc.†	340,895	361,217
834	Coupang Inc.†	36,784	34,878
		377,679	396,095

	Diversified Industrial – 1.6%
724	Trimble Inc.†	53,830	59,245

	Entertainment – 3.8%
132	Netflix Inc.†	71,419	69,724
419	The Walt Disney Co.†	78,900	73,647
		150,319	143,371

	Equipment and Supplies – 2.1%
303	Danaher Corp.	72,663	81,313

	Financial Services – 10.4%
82	Mastercard Inc., Cl. A	31,106	29,937
424	PayPal Holdings Inc.†	120,205	123,587
296	Square Inc., Cl. A†	76,308	72,165
708	Visa Inc., Cl. A	151,414	165,545
		379,033	391,234
	Health Care – 9.3%
778	Edwards Lifesciences Corp.†	68,715	80,577
Shares		Cost	Market Value
392	Exact Sciences Corp.†	$54,828	$48,730
382	Guardant Health Inc.†	62,991	47,441
107	Intuitive Surgical Inc.†	84,649	98,401
615	Medtronic plc	73,893	76,340
		345,076	351,489
	Semiconductors – 18.4%
489	Analog Devices Inc.	77,886	84,186
642	Applied Materials Inc.	75,208	91,421
144	ASML Holding NV	86,318	99,481
419	Cree Inc.†	50,694	41,033
1,567	Lattice Semiconductor Corp.†	75,519	88,034
276	NVIDIA Corp.	161,636	220,827
329	NXP Semiconductors NV	62,919	67,682
		590,180	692,664
	Technology Services – 12.4%
116	Alphabet Inc., Cl. C†	242,203	290,733
513	Facebook Inc., Cl. A†	145,417	178,375
		387,620	469,108

	Transportation – 1.8%
1,364	Uber Technologies Inc.†	74,839	68,364

	TOTAL INVESTMENTS — 100.0%	$3,494,036	3,774,916
	Other Assets and Liabilities (Net) — (0.0)%		(1,314)
	NET ASSETS — 100.0%		$3,773,602

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

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Gabelli Growth Innovators ETF

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets:
Investments at value (cost $3,494,036)	$3,774,916
Cash	1,634
Receivable for investments sold	19,499
Dividends receivable	683
Total Assets	3,796,732
Liabilities:
Payable for investments purchased	20,444
Payable for investment advisory fees	2,686
Total Liabilities	23,130
Net Assets	$3,773,602
Net Assets Consist of:
Paid-in capital	$3,658,247
Total accumulated earnings	115,355
Net Assets	$3,773,602
Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	150,000
Net Asset Value per share:	$25.16
Statement of Operations
For the Period Ended June 30, 2021*(Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $93)	$3,707
Total Investment Income	3,707
Expenses:
Investment advisory fees	10,637
Total Expenses	10,637
Net Investment Loss	(6,930)
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(158,595)
Net change in unrealized appreciation on investments	280,880
Net Realized and Unrealized Gain on Investments	122,285
Net Increase in Net Assets Resulting from Operations	$115,355

*	From inception February 12 through June 30, 2021.

See accompanying notes to financial statements.

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Gabelli Growth Innovators ETF

Statement of Changes in Net Assets (Unaudited)

For the Period Ended June 30, 2021(a)
Operations:
Net investment loss	$(6,930)
Net realized loss on investments	(158,595)
Net change in unrealized appreciation on investments	280,880
Net Increase in Net Assets Resulting from Operations	115,355

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	3,658,247
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	3,658,247
Net Increase in Net Assets	3,773,602

Net Assets:
Beginning of period	—
End of period	$3,773,602

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	150,000
Shares outstanding, end of period	150,000

(a)	The Fund commenced investment operations on February 16, 2021. The Fund first sold shares on February 12, 2021.

See accompanying notes to financial statements.

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Gabelli Growth Innovators ETF
Financial Highlights (Unaudited)
Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended June 30, 2021 (Unaudited)(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Loss(b)	(0.05)
Net Realized and Unrealized Gain on Investments	0.21
Total from Investment Operations	0.16
Net Asset Value, End of Period	$25.16
NAV total return†	0.63%
Market value, End of Period	$25.18
Investment total return††	0.72%
Net Assets, End of Period (in 000’s)	$3,774
Ratio to average net assets of:
Net Investment Loss	(0.59	)%(c)
Operating Expenses	0.90	%(c)
Portfolio Turnover Rate	36%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
††	Based on market value per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021. The Fund first sold shares on February 12, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

9

Gabelli Growth Innovators ETF
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Growth Innovators ETF (the Fund) commenced investment operations on February 16, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

10

Gabelli Growth Innovators ETF
Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1	Total Market Value
INVESTMENTS IN SECURITIES:	Quoted Prices	at 06/30/21
ASSETS (Market Value):
Common Stocks (a)	$3,774,916	$3,774,916
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$3,774,916	$3,774,916

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2021.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

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Gabelli Growth Innovators ETF
Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may not invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Fund.

The tax character of distributions, if any, will be determined at the end of the current year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation as June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$3,494,036	$359,675	$(78,795)	$280,880

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended June 30, 2021 the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing

12

Gabelli Growth Innovators ETF
Notes to Financial Statements (Unaudited) (Continued)

basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, Gabelli Funds, LLC manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, Gabelli Funds, LLC is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to Gabelli Funds, LLC; and (v) litigation expenses and any extraordinary expenses.

4. Portfolio Securities. Purchases and sales of securities during the period ended June 30, 2021, other than short term securities, U.S. Government obligations and in-kind transactions, aggregated $3,487,117 and $989,825, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the period ended June 30, 2021, the Fund paid $660 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13

Gabelli Growth Innovators ETF
Notes to Financial Statements (Unaudited) (Continued)

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

GABELLI GROWTH INNOVATORS ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, Vice President of GAMCO Investors, Inc., has served as a portfolio manager of the Growth Innovators ETF since its inception. He joined the GAMCO Growth team in 2015 as Vice President and Research Analyst. Prior to joining GAMCO, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in Economics. Mr. Ward is also a portfolio manager of several funds in the Gabelli Fund Complex.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST

GABELLI GROWTH INNOVATORS ETF

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi

Managing Director and

Co-Chief Investment Officer,

GAMCO Investors, Inc.

Portfolio Manager for Gabelli

Funds, LLC

GAMCO Asset Management Inc.

John Birch

Partner, The Cardinal Partners

Global S.a.r.l.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Michael J. Ferrantino

Chief Executive Officer of InterEx

Inc.

Leslie F. Foley

Attorney

Kuni Nakamura

President,

Advanced Polymer, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Agnes Mullady

Former Senior Vice President

GAMCO Investors, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President

Bruce N. Alpert

Vice President

Peter Goldstein

Secretary

Chandler Iorio

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Growth Innovators ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGRW Q2/2021

Gabelli Love Our Planet & People ETF
Semiannual Report — June 30, 2021
(Y)our Portfolio Management Team

Christopher J. Marangi	Timothy M. Winter, CFA	Melody Prenner Bryant
Co-Chief Investment Officer	Portfolio Manager	Portfolio Manager
BA, Williams College	BA, Rollins College	BA, Binghamton University
MBA, Columbia Business	MBA, University of
School	Notre Dame

To Our Shareholders,

For the period ended June 30, 2021, the net asset value (NAV) total return of Gabelli Love Our Planet & People ETF (the Fund) was 12.2% compared with a total return of 16.4% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 12.2%. The Fund’s NAV per share was $28.04, while the price of the publicly traded shares closed at $28.06 on the New York Stock Exchange (NYSE) Arca. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli. com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Cumulative Returns through June 30, 2021 (a)(b) (Unaudited)

Since Inception (1/29/21) (c)
Gabelli Love Our Planet & People ETF (LOPP)
NAV Total Return	12.18%
Investment Total Return	12.24
S&P 500 Index (d)	16.43

(a)	The Fund’s fiscal year ends on December 31.

(b)	Returns would have been lower had the Adviser not waived certain expenses of the Fund.

(c)	The Fund first issued shares January 29 2021, and shares commenced trading on the NYSE ARCA February 1, 2021.

(d)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of Gabelli Love Our Planet & People ETF dated January 19, 2021, the gross expense ratio for the Fund was 0.90%. The net expense ratio for the Fund after contractual expense waiver by Gabelli Funds, LLC (the Adviser) was 0.00%. The waiver is in effect through January 28, 2022. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

●	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
●	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
●	These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the ActiveShares prospectus/registration statement.

Gabelli Love Our Planet & People ETF
Disclosure of Fund Expenses (Unaudited)
For the Period from February 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the period ended June 30, 2021, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 1/29/2021	Ending Account Value 6/30/2021	Annualized Expense Ratio	Expenses Paid During Period
Gabelli Love Our Planet & People ETF
Actual Fund Return
$1,000.00	$1,121.80	0.00%	$0.00	(1)
Hypothetical 5% Return
$1,000.00	$1,024.79	0.00%	$0.00	(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception January 29, 2021 through June 30, 2021 (153 days), then divided by 365.
(2)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2021:

GABELLI LOVE OUR PLANET & PEOPLE ETF

Energy and Utilities	15.8%
Machinery	8.7%
Diversified Industrial	8.6%
Financial Services	7.7%
Environmental Services	7.4%
Equipment and Supplies	7.3%
Health Care	6.2%
Business Services	5.5%
U.S. Government Obligations	4.4%
Automotive Parts and Accessories	4.5%
Building and Construction	3.7%
Specialty Chemicals	3.4%
Automotive	3.3%
Real Estate Investment Trust	3.2%
Technology Services	3.1%
Food and Beverage	2.5%
Consumer Products	2.2%
Electronics	2.0%
Banking	1.0%
Other Assets and Liabilities (Net)	(0.5)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Love Our Planet & People ETF

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 96.1%

	Automotive – 3.3%
5,485	General Motors Co.†	$298,801	$324,547

	Automotive Parts and Accessories – 4.5%
911	Cummins Inc.	216,961	222,111
9,375	Dana Inc.	209,947	222,750
		426,908	444,861

	Banking – 1.0%
15,512	Banco Bilbao Vizcaya Argentaria SA, ADR	84,698	96,330

	Building and Construction – 3.7%
5,325	Johnson Controls International plc	282,706	365,455

	Business Services – 5.5%
2,351	IHS Markit Ltd.	215,363	264,864
7,224	Resideo Technologies Inc.†	183,559	216,720
1,630	Willdan Group Inc.†	69,361	61,353
		468,283	542,937

	Consumer Products – 2.2%
3,720	Unilever plc, ADR	210,817	217,620

	Diversified Industrial – 8.6%
11,147	ABB Ltd., ADR	333,010	378,886
10,930	Ardagh Group SA	213,334	268,004
8,300	Ranpak Holdings Corp.†	163,220	207,749
		709,564	854,639

	Electronics – 2.0%
10,900	Flex Ltd.†	194,226	194,783

	Energy and Utilities – 15.8%
916	American Water Works Co. Inc.	145,503	141,183
7,676	Avangrid Inc.	368,131	394,777
5,364	Brookfield Renewable Corp., Cl. A	273,994	224,966
3,700	Enviva Partners LP	180,421	193,917
8,225	Eos Energy Enterprises Inc.†	160,168	147,721
1,305	NextEra Energy Inc.	106,238	95,630
3,682	NextEra Energy Partners LP	298,248	281,157
1,487	Xcel Energy Inc.	95,893	97,964
		1,628,596	1,577,315
Shares		Cost	Market Value
	Environmental Services – 7.4%
4,461	Evoqua Water Technologies Corp.†	$118,356	$150,693
1,000	PureCycle Technologies Inc.†	19,301	23,650
1,919	Republic Services Inc.	179,365	211,109
2,974	Waste Connections Inc.	302,225	355,185
		619,247	740,637
	Equipment and Supplies – 7.3%
2,063	Crown Holdings Inc.	193,366	210,859
1,487	Hubbell Inc.	244,770	277,831
1,700	The Timken Co.	133,212	137,003
432	Valmont Industries Inc.	91,275	101,974
		662,623	727,667
	Financial Services – 7.7%
9,310	AEA-Bridges Impact Corp., Cl. A†	93,361	90,679
3,262	Franklin Resources Inc.	87,463	104,351
10,000	Gores Holdings V Inc., Cl. A†	103,168	101,000
4,660	HumanCo Acquisition Corp., Cl. A†	48,226	45,435
9,786	ING Groep NV, ADR	96,190	129,567
3,554	Janus Henderson Group plc	111,110	137,931
5,428	Rice Acquisition Corp., Cl. A†	64,821	97,976
6,137	Sustainable Opportunities Acquisition Corp., Cl. A†	66,768	61,063
		671,107	768,002

	Food and Beverage – 2.5%
8,875	Nomad Foods Ltd.†	232,382	250,896

	Health Care – 6.2%
2,351	Baxter International Inc.	183,791	189,255
10,000	BioHiTech Global Inc.†	14,451	14,500
1,199	BioLife Solutions Inc.†	47,100	53,367
1,055	BioMarin Pharmaceutical Inc.†	87,855	88,029
2,974	Bristol-Myers Squibb Co.	184,017	198,723
150	Illumina Inc.†	63,548	70,982
		580,762	614,856
	Machinery – 8.7%
25,714	CNH Industrial NV	364,448	429,938
432	Deere & Co.	136,116	152,371
2,351	Xylem Inc.	234,463	282,026
		735,027	864,335

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)

	Real Estate Investment Trust – 3.2%
9,396	Weyerhaeuser Co.	$324,651	$323,410

	Specialty Chemicals – 3.4%
1,193	Air Products and Chemicals Inc.	314,873	343,202

	Technology Services – 3.1%
125	Alphabet Inc., Cl. C†	254,058	313,290

	TOTAL COMMON STOCKS	8,699,329	9,564,782
Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS – 4.4%
$445,000	U.S. Treasury Bill, 0.01%††, 08/12/21	444,995	444,992

	TOTAL INVESTMENTS — 100.5%	$9,144,324	10,009,774
	Other Assets and Liabilities (Net) — (0.5)%		(54,027)
	NET ASSETS — 100.0%		$9,955,747

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments at value (cost $9,144,324)	$10,009,774
Dividends receivable	10,328
Total Assets	10,020,102
Liabilities:
Payable to bank	64,355
Total Liabilities	64,355
Net Assets	$9,955,747
Net Assets Consist of:
Paid-in capital	$9,109,923
Total accumulated earnings	845,824
Net Assets	$9,955,747
Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	355,000
Net Asset Value per share:	$28.04

Statement of Operations

For the Period Ended June 30, 2021* (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,350)	$59,988
Interest	71
Total Investment Income	60,059
Expenses:
Investment advisory fees	31,233
Total Expenses	31,233
Less:	(31,233)
Expenses waived by Adviser (See Note 3)	(31,233)
Net Expenses	—
Net Investment Income.	60,059
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(79,685)
Net change in unrealized appreciation on investments	865,450
Net Realized and Unrealized Gain on Investments	785,765
Net Increase in Net Assets Resulting from Operations	$845,824

*	From inception January 29 through June 30, 2021.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Changes in Net Assets (Unaudited)

For the Period
Ended
June 30, 2021(a)
Operations:
Net investment income	$60,059
Net realized loss on investments	(79,685)
Net change in unrealized appreciation on investments	865,450
Net Increase in Net Assets Resulting from Operations	845,824

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	9,109,923
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	9,109,923
Net Increase in Net Assets	9,955,747

Net Assets:
Beginning of period	—
End of period	$9,955,747

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	355,000
Shares outstanding, end of period	355,000

(a)	The Fund commenced investment operations on February 1, 2021. The Fund first sold shares on January 29, 2021.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF
Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended
	June 30, 2021
	(Unaudited) (a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.19
Net Realized and Unrealized Gain on Investments	2.85
Total from Investment Operations	3.04
Net Asset Value, End of Period	$28.04
NAV total return†	12.18%
Market value, End of Period	$28.06
Investment total return††	12.24%
Net Assets, End of Period (in 000’s)	$9,956
Ratio to average net assets of:
Net Investment Income	1.73	%(c)
Operating Expenses Before Waiver	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)(d)
Portfolio Turnover Rate	8%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
††	Based on market value per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021. The Fund first sold shares on January 29, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Under an expense waiver agreement with the Adviser, the Adviser waived expenses of $31,233 for the period ended June 30, 2021.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Love Our Planet & People ETF (the Fund) commenced investment operations on February 1, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Level 2 Significant Unobservable Inputs	Total Market Value at 06/30/21
ASSETS (Market Value):
Common Stocks (a)	$9,564,782	—	$9,564,782
U.S. Government Obligations	—	$444,992	444,992
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$9,564,782	$444,992	$10,009,774

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2021.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may not invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Fund.

The tax character of distributions, if any, will be determined at the end of the current year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation as June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$9,144,324	$981,540	$(116,090)	$865,450

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended June 30, 2021 the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, Gabelli Funds, LLC manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, Gabelli Funds, LLC is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to Gabelli Funds, LLC; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $100 million in net assets for one year from the commencement of the Fund’s operations (the Fee Waiver). The Fee Waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

4. Portfolio Securities. Purchases and sales of securities during the period ended June 30, 2021, other than short term securities, U.S. Government obligations and in-kind transactions, aggregated to $3,954,900 and $467,170, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the period ended June 30, 2021, the Fund paid $4,244 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher J. Marangi has been primarily responsible for the day to day management of the Love Our Planet & People ETF since inception. Mr. Marangi joined GBL in 2003 and currently serves as a Managing Director and Co-Chief Investment Officer of its Value Team. Mr. Marangi is a portfolio manager of the Adviser, managing several funds within the Gabelli Fund Complex, and GAMCO, on its institutional and high net worth accounts team. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Timothy M. Winter, CFA, has been the portfolio manager of the Love Our Planet & People ETF since inception. Mr. Winter joined Gabelli & Company in April of 2009 and covers the utility industry. He has over 20 years’ experience as an equity research analyst covering this industry, including the years 1992-2007 at AG Edwards from where he received industry recognition as a 3 time Wall Street Journal All-Star and was a senior member of the Institutional Investor (I.I.) #1 ranked Electric Utility Team for the years 2001, 2002, 2003, 2004 and 2005. He was most recently recognized in the 2017 Thomson Reuters US Analyst Awards as a “Top Stock Picker” in the gas utility industry. Mr. Winter received his B.A. in Economics from Rollins College and MBA in Finance from Notre Dame. Mr. Winter is also a portfolio manager of several funds in the Gabelli Fund Complex.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and has been jointly responsible for the day to day investment management of the Love Our Planet & People ETF since its inception. She has almost thirty years of experience as a portfolio manager. Most recently, Ms. Prenner Bryant was a Managing Director and Chief Investment Officer for Trevor, Stewart, Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA from Binghamton University. Ms. Prenner Bryant is also a portfolio manager of several funds in the Gabelli Fund Complex.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi

Managing Director and

Co-Chief Investment Officer,

GAMCO Investors, Inc.

Portfolio Manager for Gabelli

Funds, LLC

GAMCO Asset Management Inc.

John Birch

Partner, The Cardinal Partners

Global S.a.r.l.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Michael J. Ferrantino

Chief Executive Officer of InterEx

Inc.

Leslie F. Foley

Attorney

Kuni Nakamura

President,

Advanced Polymer, Inc.

Michael J.Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Agnes Mullady

Former Senior Vice President

GAMCO Investors, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President

Bruce N. Alpert

Vice President

Peter Goldstein

Secretary

Chandler Iorio

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Love Our Planet & People ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

LOPP Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli ETFs Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ Chandler Iorio
Chandler Iorio, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.